Preferred and common stock	6 Months Ended
Sep. 30, 2024
Preferred and common stock
7. Preferred and common stock
Preferred stock
The composition of preferred stock at March 31, 2024 and September 30, 2024 is as follows:

Class of stock	March 31, 2024		September 30, 2024
	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—
Common stock
The number of issued shares of common stock at March 31, 2024 and September 30, 2024 was 2,539,249,894. There was no increase or decrease during the six months ended September 30, 2024.